Stockholders' Equity - Summary of Stock Options Transactions (Details) - Stock Option [Member] - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning balance	535,051	481,760
Granted	662,470	109,215
Exercised	(725,719)	(726)
Forfeited	(28,255)	(55,198)
Ending balance	443,547	535,051	481,760
Options vested and expected to vest	431,220
Options exercisable	354,028
Weighted average exercise, Beginning balance	$ 3.25	$ 3.20
Weighted average exercise Granted	1.45	3.98
Weighted average exercise, Exercised	1.28	6.94
Weighted average exercise, Forfeited	2.63	4.10
Weighted average exercise, Ending balance	3.84	$ 3.25	$ 3.20
Options vested and expected to vest, Weighted average exercise price	3.89
Options exercisable, Weighted average exercise price	$ 3.86
Weighted average remaining contractual term (in years)	7 years 9 months 18 days	6 years 10 months 9 days	7 years 5 months 8 days
Options vested and expected to vest, Weighted average remaining contractual term (in years)	7 years 9 months 3 days
Options exercisable, Weighted average remaining contractual term (in years)	7 years 4 months 17 days
Aggregate intrinsic value, outstanding	$ 3,796	$ 8	$ 757
Options vested and expected to vest, Aggregate intrinsic value	3,669
Options exercisable, Aggregate intrinsic value	$ 3,023